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                                                              MetLife Letterhead

Metropolitan Life Insurance Company
200 Park Avenue
New York, NY 10166

                                                                   March 7, 2006

VIA EDGAR

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

   Re: New England Variable Annuity Fund I
       File No. 811-1930

Commissioners:

     Annual Reports dated December 31, 2005 of the underlying funds are incorporated herein by reference as the reports sent to contract owners of the New England Variable Annuity Fund I of Metropolitan Life Insurance Company pursuant to Rule 30b-2 of the Investment Company Act of 1940 and are listed as follows:

The Annual Reports for certain portfolios of Metropolitan Series Fund, Inc. are incorporated by reference as filed on Form N-CSR, CIK No. 0000710826, File No. 002-80751.

                                        Sincerely,

                                        /s/ Michele H. Abate
                                        ----------------------------------------
                                        Michele H. Abate
                                        Assistant General Counsel
                                        Metropolitan Life Insurance Company